16. EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2019
Notes
16. EVENTS AFTER THE REPORTING PERIOD	16. EVENTS AFTER THE REPORTING PERIOD

In March 2020, the World Health Organization declared coronavirus COVID-19 a global pandemic. This contagious disease outbreak, which has continued to spread, and any related adverse public health developments, has adversely affected workforces, economies, and financial markets globally, potentially leading to an economic downturn. It is not possible for the Company to predict the duration or magnitude of the adverse results of the outbreak and its effects on the Company’s business or ability to raise funds.

On March 27, 2020, MAEPA and EUL entered into a Quota Transfer Agreement pursuant to which MAEPA split its 100% interest in the share capital of Pormining into two quotas, representing 51% and 49% of the company’s share capital, and sold the 51% quota to EUL for the nominal value of €510. See Notes 3 a) and 5.

On March 27, 2020, the Company, MAEPA, MATSA and EUL entered into the Pormining Lda. Shareholders’ Agreement (the “Agreement”). Pursuant to the Agreement:

•The company has five directors. From the effective date until the second option exercise date, three will be nominated by EUL and two by MAEPA. Thereafter, four will be nominated by EUL and one will be nominated by MAEPA. Upon the occurrence of the 51/49 Phase and thereafter, EUL is entitled to nominate three directors and MAEPA two directors. In the event of dilution of the interest of EUL or MAEPA, each will be entitled to proportional representation (as described) equal to its then interest;

•In the event that EUL and/or MAEPA wish to sell or transfer their shares in Pormining, the company has the right of first refusal to purchase all or a portion of the shares. To the extent that Pormining does not exercise its right of first refusal to all of the shares, each of EUL and/or MAEPA has a right of first refusal; and

•The Agreement will terminate at such time as there is a final decision regarding the dissolution and liquidation of the company, the parties mutually agree on the termination of the Agreement or as provided for under the Earn-In Joint Venture Agreement.

See Notes 3 a) and 5.